Income Taxes and Duties (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of income taxes [abstract]
Summary of Income Taxes and Duties Payable
As of December 31, 2025 and 2024, income taxes and duties payable are as follows:

	2025		2024
Income taxes and duties:
Profit-sharing Duty	Ps.	—	15,509,745
Income tax	11,589,464		9,510,254
Total income taxes and duties	11,589,464		25,019,999
Other taxes and duties:
Special Tax on Production and Services	59,541,921		46,259,130
Hydrocarbons Extraction Duty	—		4,668,734
Exploration Hydrocarbons Duty	—		301,850
Exploration and Extraction Hydrocarbons Duty	536,990		492,371
Welfare Oil Duty	14,859,195		—
Withheld taxes	8,088,150		8,115,002
Import taxes and duties	5,827		5,827
Other contributions payable	803,419		1,078,476
Total other taxes and duties	83,835,502		60,921,390
Total	Ps.	95,424,966	85,941,389

Summary of Total DUC and Others	Total DUC and other as of 2024 and 2023 are integrated as follows:

	2024		2023
DUC	Ps.	124,910,249	Ps.	207,212,856
Deferred DUC expense	2,588,760		6,863,068
Total DUC	Ps.	127,499,009	Ps.	214,075,924

Summary of Principal Factors Generating the Deferred DUC
The principal factors generating the deferred DUC are the following:

	2024		2023
Deferred DUC asset:
Tax credits	Ps.	—	512,640,627
Deferred Profit-sharing duty liability:
Wells, pipelines, properties, plant and equipment	—		(195,705,735)
Deferred DUC asset net	—		316,934,892
Unrecognized Deferred DUC	—		(314,346,132)
Net, deferred DUC asset	Ps.	—	2,588,760

Summary of Expected Benefit for DUC

	2024		2023
Expected expense:	Ps.	4,871,813	Ps.	98,990,391
Increase (decrease) resulting from:
Expected benefit contract	(1,811,137)		(2,578,264)
Non-cumulative profit (1)	(464,460,841)		(627,269,522)
Non-deductible expenses (1)	461,400,165		530,857,395
Production value	245,764,971		360,388,580
Deductible duties	(18,318,819)		(26,159,947)
DUC tax credit (2)	(63,122,712)		(73,507,538)
Deferred DUC expense (benefit)	2,588,760		6,863,068
Deductions cap	(39,413,191)		(53,508,239)
DUC-Profit-sharing duty expense	Ps.	127,499,009	Ps.	214,075,924
(1)Fluctuations changes are included which have no effect on the determination of the DUC.
(2)Corresponds to the tax credit granted by the Mexican Government on February 13, 2024.
Summary of Income Tax Expense (Benefit)
For the years ended 2025 and 2024, Petróleos Mexicanos and its Subsidiary Companies incurred the following income tax expense (benefit):

	2025		2024
Current income tax	Ps.	2,199,983	Ps.	1,944,247
Deferred income tax	(1,484,227)		160,837,942
Total expense income tax, net	Ps.	715,756	Ps.	162,782,189

Summary of Principal Factors Generating Deferred Income Tax
The principal factors generating the deferred income tax are the following:

	2024		Recognized in profit and loss	Recognized in OCI	2025
Deferred income tax asset:
Provisions	Ps.	2,133,077	392,727	—	2,525,804
Employee benefits provision	27,006		6,884	—	33,890
Advance payments from clients	98,856		(8,842)	—	90,014
Accrued liabilities	3,959,203		(506,996)	—	3,452,207
Non-recoverable accounts receivable	43,159		23,996	—	67,155
Wells, pipelines, properties and equipment	204,696		(39,525)	—	165,171
Tax loss carry-forwards (1)	567,532		562,639	—	1,130,171
Total deferred income tax asset	7,033,529		430,883	—	7,464,412
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(2,010,594)		107,176	—	(1,903,418)
Other	(3,125,830)		946,168	—	(2,179,662)
Total deferred income tax liability	(5,136,424)		1,053,344	—	(4,083,080)
Net long-term deferred income tax asset	Ps.	1,897,105	1,484,227	—	3,381,332

	2023		Recognized in profit and loss	Recognized in OCI	2024
Deferred income tax asset:
Provisions	Ps.	12,012,740	(9,879,663)	—	2,133,077
Employee benefits provision	61,608,363		(69,788,631)	8,207,274	27,006
Advance payments from clients	198,678		(99,822)	—	98,856
Accrued liabilities	10,269,810		(6,310,607)	—	3,959,203
Non-recoverable accounts receivable	45,513		(2,354)	—	43,159
Wells, pipelines, properties and equipment	7,818,360		(7,613,664)	—	204,696
Tax loss carry-forwards (1)	75,372,496		(74,804,964)	—	567,532
Total deferred income tax asset	167,325,960		(168,499,705)	8,207,274	7,033,529
Deferred income tax liability:
Wells, pipelines, properties, plant and equipment	(10,194,689)		8,184,095	—	(2,010,594)
Other	(2,603,498)		(522,332)	—	(3,125,830)
Total deferred income tax liability	(12,798,187)		7,661,763	—	(5,136,424)
Net long-term deferred income tax asset	Ps.	154,527,773	(160,837,942)	8,207,274	1,897,105
(1)Tax loss carryforwards expire in 2035.

Summary of Expense (Benefit) Attributable to Profit (Loss) from Continuing Operations before Income Taxes	xpense attributable to the profit from continuing operations before income taxes was different from that which would result from applying the 30% rate to profit, as a result of the items listed below:

	For the years ended December 31,
	2025		2024		2023
Expected income tax expense	Ps.	2,320,577	Ps.	18,265,470	Ps.	102,495,110
(Decrease) increase resulting from:
Tax effect of inflation-net	(805,362)		1,012,782		(27,144,892)
Fiscal updating of pipelines, properties and equipment	(16,719)		(208,767)		600,688
Deductible Duty	—		(37,473,075)		(62,163,857)
Unrecognized deferred tax change	—		(20,730,125)		(29,256,451)
Reversal of deferred income tax due to changes in tax legislation	—		158,307,139		—
Retirement benefits	—		—		8,727,606
Non-deductible expenses	1,439,196		13,930,645		12,284,337
Others-net	(2,221,936)		29,678,120		380,816
Income tax expense, net	Ps.	715,756	Ps.	162,782,189	Ps.	5,923,357
(1) Includes mainly impairment effect for 2022.